Related parties (Details 2) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits		₨ 28	₨ 21	₨ 15
Total	[1]	59,909	55,800	50,300
Key Management Personnel [Member]
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits		843	861	891
Contributions to defined contribution plans		52	36	36
Commission to directors		399	379	416
Share-based payments expense		173	179	182
Total		₨ 1,467	₨ 1,455	₨ 1,525

[1]	Refer to Note 26 regarding the impact of the New Labour Codes during the year ended March 31, 2026.